Asset Measured at Fair Value on Nonrecurring Basis Classified in Level 3 (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2014 Equity Method Investments Discounted Cash Flow Method	Mar. 31, 2014 Level 3 Equity Method Investments Discounted Cash Flow Method	Mar. 31, 2013 Level 3 Equity Method Investments Discounted Cash Flow Method	Mar. 31, 2013 Level 3 Equity Method Investments Discounted Cash Flow Method Minimum	Mar. 31, 2013 Level 3 Equity Method Investments Discounted Cash Flow Method Maximum	Mar. 31, 2013 Level 3 Goodwill Discounted Cash Flow Method	Mar. 31, 2013 Level 3 Long Lived Assets Relief From Royalty Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value		¥ 44,826	¥ 132,010			¥ 7,855
Weighted average cost of capital, input value	12.60%			11.30%	15.90%	9.50%
Royalty rate, input value							1.50%